Utility Regulatory Assets and Liabilities and Regulatory Matters - Regulatory Assets and Liabilities Associated with Utilities (Details) - USD ($) $ in Millions	Sep. 30, 2018	Sep. 30, 2017
Regulatory Assets [Line Items]
Regulatory assets	$ 6.3
UGI Utilities
Regulatory Assets [Line Items]
Regulatory assets	301.0	$ 368.9
Regulatory Liabilities [Line Items]
Regulatory liabilities	390.2	49.2
UGI Utilities | Postretirement benefit overcollections
Regulatory Liabilities [Line Items]
Regulatory liabilities	17.8	17.5
UGI Utilities | Deferred fuel and power refunds
Regulatory Liabilities [Line Items]
Regulatory liabilities	36.7	10.6
UGI Utilities | State income tax benefits — distribution system repairs
Regulatory Liabilities [Line Items]
Regulatory liabilities	22.6	18.4
UGI Utilities | PUC Temporary Rates Order
Regulatory Liabilities [Line Items]
Regulatory liabilities	24.4	0.0
UGI Utilities | Excess Federal Deferred Income Taxes
Regulatory Liabilities [Line Items]
Regulatory liabilities	285.2	0.0
UGI Utilities | Other
Regulatory Liabilities [Line Items]
Regulatory liabilities	3.5	2.7
UGI Utilities | Income taxes recoverable
Regulatory Assets [Line Items]
Regulatory assets	110.1	121.4
UGI Utilities | Underfunded pension and postretirement plans
Regulatory Assets [Line Items]
Regulatory assets	87.1	141.3
UGI Utilities | Environmental costs
Regulatory Assets [Line Items]
Regulatory assets	58.8	61.6
UGI Utilities | Deferred fuel and power costs
Regulatory Assets [Line Items]
Regulatory assets	0.0	7.7
UGI Utilities | Removal costs, net
Regulatory Assets [Line Items]
Regulatory assets	32.0	31.0
UGI Utilities | Other
Regulatory Assets [Line Items]
Regulatory assets	$ 13.0	$ 5.9